ACCRUED AND OTHER LIABILITIES (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Mar. 06, 2020
Payables And Accruals, Disclosure [Line Items]
Business tax, VAT and others	¥ 28,789		¥ 31,719
Payable balance with indemnity by Xihua Group (Note 7(i)	49,800		49,800
Payable to Zhenjiang Foreign Language School (Note 7(ii))	36,770		36,770
Accrued payroll and welfare	19,660		27,982
Payable to Jinghan Taihe (Note i & Note 23)	25,441		25,441
Payable for purchase of equipment and services	7,872		9,995
Receipt in advance	3,556		4,535
Amounts due to students	13,632		9,198
Lawsuit penalty payable			2,731
Payable to K-9 buyer (Note ii)	21,301
Loan from third party	5,738
Consideration payable (Note iii)			7,067
Others	3,840		4,352
Total	216,399	$ 33,958	209,590
Deferred revenue reclassified as other liabilities, upon termination of operation	¥ 25,441		¥ 25,441
NewSchool. | Ambow NSAD Inc
Payables And Accruals, Disclosure [Line Items]
Percentage of ownership	100.00%	100.00%		100.00%